Pensions - Funding and contributions by the Group and most significant assumptions used for the Main Scheme (Details) - Main Scheme - GBP (£) £ in Billions	1 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions
Period of funding valuations (in years)			3 years
Funding level, as percent					84.00%
Pension liabilities					£ 37.0
Deficit					£ 5.8
Cash payment		£ 4.2
investment return period	10 years
Remaining deficit	£ 1.6
Average cost (as a percent)	35.00%
Principal IAS 19 actuarial assumptions
Pensions
Discount rate			2.60%	2.70%
Inflation assumption (RPI)			3.10%	3.20%
Rate of increase in salaries			1.80%	1.80%
Rate of increase in deferred pensions			3.00%	3.20%
Rate of increase in pensions in payment			2.90%	3.00%
Proportion of pension converted to a cash lump sum at retirement			21.00%	21.00%
Longevity at age 60 for current pensioners (years), males			27 years 2 months 12 days	27 years 4 months 24 days
Longevity at age 60 for current pensioners (years), females			28 years 8 months 12 days	29 years 1 month 6 days
Longevity at age 60 for future pensioners currently aged 40 (years), males			28 years 7 months 6 days	29 years
Longevity at age 60 for future pensioners currently aged 40 (years), females			30 years 4 months 24 days	31 years 2 months 12 days
Triennial valuation 2015
Pensions
Proportion of pension converted to a cash lump sum at retirement					21.00%
Inflation assumption, RPI cap					5.00%
Longevity at age 60 for current pensioners (years), males					28 years 4 months 24 days
Longevity at age 60 for current pensioners (years), females					30 years 2 months 12 days
Longevity at age 60 for future pensioners currently aged 40 (years), males					29 years 10 months 24 days
Longevity at age 60 for future pensioners currently aged 40 (years), females					32 years 4 months 24 days
Triennial Valuations 2015 and 2013
Pensions
Discount rate spread					1.50%
Inflation assumption, RPI floor					0.00%
Inflation assumption, LPI floor					0.00%
Inflation assumption, LPI cap					5.00%